Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Personnel related liabilities	$ 168,964	$ 135,349
Facility related liabilities	13,061	14,182
General overhead liabilities	41,789	31,126
Other liabilities	4,628	7,584
Short term government grants (note 11)	35	54
Restructuring and other items (note 14)	5,026	2,432
Other liabilities	$ 233,503	$ 190,727